Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	BAIRD FUNDS INC
Central Index Key	0001282693
Amendment Flag	false
Document Creation Date	Dec. 20, 2013
Document Effective Date	Dec. 23, 2013
Prospectus Date	Dec. 23, 2013
Baird LargeCap Fund | Institutional
Risk/Return:
Trading Symbol	BHGIX
Baird LargeCap Fund | Investor
Risk/Return:
Trading Symbol	BHGSX